Bank Borrowings	12 Months Ended
Dec. 31, 2011
Bank Borrowings [Abstract]
Bank Borrowings

11. BANK BORROWINGS

	As of December 31,
	2010	2011	2011
	(RMB'000)	(RMB'000)	(US$'000)

Total bank borrowings	668,919	3,359,228	533,727

Comprised of:
Short-term	318,919	1,764,251	280,311
Long-term, current portion	215,000	242,604	38,546

	533,919	2,006,855	318,857
Long-term, non-current portion	135,000	1,352,373	214,870

	668,919	3,359,228	533,727

The short-term bank borrowings outstanding as of December 31, 2010 and 2011 bore an average interest rate of 4.276% and 4.925% per annum, respectively, and were denominated in Renminbi, U.S. Dollar and Euro. These borrowings were obtained from financial institutions and have terms of one month to one year. As of December 31, 2010, short-term bank borrowings of RMB45,005,000 were obtained through the factoring of accounts receivable with a term of two months and interest rates ranging from 3.524% to 3.633% per annum.

The long-term bank borrowings outstanding as of December 31, 2010 and 2011 bore an average interest rate of 5.510% and 4.503% per annum, respectively, and were denominated in Renminbi. These borrowings were obtained from financial institutions.

As of December 31, 2011, the Group breached certain bank covenants on its long-term borrowing agreements with Bank of China Qidong Branch, Bank of Shanghai Nanjing Branch (as the lead lenders in the agreement) and Standard Chartered Bank (Hong Kong) Limited (as the lead lenders in the agreement), with outstanding borrowings of RMB63,009,000 (US$10,011,122), RMB402,441,000 (US$63,941,435) and RMB 630,090,000 (US$ 100,111,219), respectively.

The Group reclassified the non-current portion of the long-term borrowing from Bank of China Qidong Branch of RMB63,009,000 (U$10,011,122) to current as of December 31, 2011. The Group subsequently modified the terms of the bank covenants included in the agreement with Bank of China Qidong Branch in March 2012 (Note 31) on a prospective basis.

In April 2012, the Group obtained a waiver letter from Bank of Shanghai Nanjing Branch as remedy for the covenant breach, effective until January 1, 2013. If the Company continues to breach the covenants under this borrowing after January 1, 2013, the then-outstanding borrowings shall be repayable on demand, accordingly, the borrowing continues to be classified as non-current as of December 31, 2011.

The long-term borrowing agreement with Standard Chartered Bank (Hong Kong) Limited contains a covenants under this borrowing remedy in the event of covenant breach that provides a six-month grace period to cure the default. The Group has the intent and ability to utilize a portion of proceeds obtained in a separate US$180 million financing arrangement entered into in April 2012, as disclosed in Note 31 to cure the default and accordingly the borrowing from Standard Chartered Bank (Hong Kong) Limited continues to be classified as non-current as of December 31, 2011.

The current and non-current portions of other long-term bank borrowings as of December 31, 2011 will be due in installments between the periods of September 30, 2012 to December 30, 2012, and March 15, 2013 to September 30, 2016, respectively.

As of December 31, 2010 and 2011, unused loan facilities for short-term and long-term borrowings amounted to RMB636,085,000 and RMB1,672,853,000 (US$265,789,574), respectively.

Bank borrowings as of December 31, 2010 and 2011 were secured/guaranteed by the following:

December 31, 2010

Amount	Secured/guaranteed by
(RMB'000)

92,718	Jointly guaranteed by (i) Hanwha SolarOne Co., Ltd. and (ii) the Group's factory premises and land use rights with net book value of RMB26,632,000 and RMB6,519,000, respectively (Notes 7 and 8)

171,197	Guaranteed by the Group's equipment

135,004	Guaranteed by SolarOne Qidong

270,000	Guaranteed by Hanwha SolarOne Co., Ltd.

668,919

December 31, 2011

Amount	Secured/guaranteed by
(RMB'000)

441,495

Jointly guaranteed by (i) Hanwha SolarOne Co., Ltd. and (ii) the Group's premises and land use rights with net book value of RMB28,668,000 (US$4,554,886) and RMB30,713,000 (US$4,879,804), respectively (Notes 7 and 8)

995,309	Jointly guaranteed by Hanwha SolarOne Co., Ltd. and SolarOne Technology

630,090

Jointly guaranteed by (i) cash pledge of US$30 million (if failure to satisfy any of the financial covenants) and (ii) equipment mortgage. Neither of the cash pledge or equipment mortgage is completed as of December 31, 2011.

429,763	Guaranteed by SolarOne Qidong

330,000	Guaranteed by Hanwha SolarOne Co., Ltd.

267,544	Guaranteed by SolarOne Technology

126,018	Guaranteed by letters of credit for lenders issued by Bank of Shanghai Nanjing Branch, which was valued as US$20,000,000

76,000	Guaranteed by SolarOne Nantong

63,009	Guaranteed by SolarOne HK

3,359,228

As of December 31, 2011, the maturities of these long-term bank borrowings were as follows:

	December 31,
	2011	2011
	(RMB'000)	(US$'000)

Within 1 year	242,604	38,546
Between 1 and 2 years	289,514	45,999
Between 2 and 3 years	344,556	54,744
Between 3 and 4 years	491,470	78,087
Between 4 and 5 years	226,833	36,040